Inventories - Additional Information (Details) - EUR (€)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Inventories [Abstract]
Inventories expenses recognised as during period	€ 452,900,000	€ 328,000,000	€ 299,700,000
Inventory write-down	€ 15,600,000	€ 0	€ 11,400,000